Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 294,222	$ 1,287,986	$ 2,844,602
Prepaid expenses	78,997	284,405	329,567
Total current assets	373,219	1,572,391	3,174,169
Investments held in Trust Account	113,045,191	294,395,846	290,375,895
Non-current prepaid expenses			284,405
Total Assets	113,418,410	295,968,237	293,834,469
Current liabilities:
Accounts payable	601,436	267,297	1,148,088
Accrued expenses	5,186,485	660,491	410,377
Excise tax payable	1,881,321
Income tax payable	235,113	802,367
Franchise tax payable	70,000	72,289	152,195
Total current liabilities	8,274,355	1,802,444	1,710,660
Deferred underwriting commissions	6,037,500	10,062,500	10,062,500
Total Liabilities	14,311,855	11,864,944	11,773,160
Commitments and Contingencies
Class A common stock shares subject to possible redemption	112,519,142	293,293,429	290,375,000
Stockholders’ Deficit:
Preferred stock, value
Class A common stock
Class B common stock	719	719	719
Additional paid-in capital
Accumulated deficit	(13,413,306)	(9,190,855)	(8,314,410)
Total stockholders’ deficit	(13,412,587)	(9,190,136)	(8,313,691)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	113,418,410	$ 295,968,237	$ 293,834,469
Related party
Current liabilities:
Advance from related party	$ 300,000